ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments

As of August 31, 2021
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 71.02%

Communication Services - 9.65%
	Allot Ltd.	500,238	$ 5,432,375	$ 8,313,956
*	comScore, Inc.	865,396	2,851,858	3,357,736
*	ErosSTX Global Corp.	1,559,055	1,816,832	1,247,244
*	Spark Networks SE	240,800	805,502	772,968
				13,691,904
Consumer Discretionary - 0.37%
*	Barnes & Noble Education, Inc.	65,006	449,048	530,449

Consumer Staples - 0.76%
*	RiceBran Technologies	1,414,923	1,440,397	1,075,341

Energy - 4.66%
*	Exterran Corp.	468,649	1,533,333	1,860,537
*	Laredo Petroleum, Inc.	87,945	4,332,732	4,751,668
				6,612,205
Financials - 3.31%
*	eHealth, Inc.	80,000	3,127,147	3,092,000
*	NI Holdings, Inc.	82,201	1,397,465	1,604,564
				4,696,564
Health Care - 20.65%
*µ	Aridis Pharmaceuticals, Inc.	347,517	1,786,900	1,397,018
*€	BioCardia, Inc.	1,026,794	4,123,008	3,029,042
*€	Collplant Biotechnologies Ltd.	563,030	8,079,445	9,796,722
*€µ	Enzo Biochem, Inc.	2,886,771	6,832,850	10,565,582
*	Streamline Health Solutions, Inc.	1,893,738	3,150,623	3,276,167
*	Venus Concept, Inc.	546,892	986,619	1,246,914
				29,311,445
Industrials - 1.23%
*€µ	FLYHT Aerospace Solutions Ltd.	2,500,000	1,500,000	1,744,094

Information Technology - 23.60%
*€	GSI Technology, Inc.	1,956,103	12,304,260	10,954,177
*	Opera Ltd.	704,515	7,171,770	7,334,001
*	Quantum Corp.	1,556,111	10,823,003	9,710,133
*€	Qumu Corp.	1,098,552	2,914,604	3,218,757
*µ	Sonic Foundry, Inc.	405,405	1,500,000	1,820,268
	Wayside Technology Group, Inc.	16,800	384,848	457,632
				33,494,968
				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued

As of August 31, 2021
			Shares	Cost	Value (Note 1)

COMMON STOCKS - Continued
Materials - 6.79%
	Dundee Precious Metals, Inc.		1,574,200	$ 9,638,139	$ 9,641,975

	Total Common Stocks (Cost $94,382,758)				100,798,945

WARRANT - 0.00%		Exercise	Exercise
		Price	Date	Shares
Industrials - 0.00%
α	Sonic Foundry, Inc.	$ 5.50	7/20/2026	1	-

	Total Preferred Stocks (Cost $0)				-

U.S. TREASURY SECURITY - 1.78%			Interest
		Par	Rate	Maturity Date
†	United States Treasury Note	$2,500,000	1.750%	3/31/2022	2,524,414

	Total U.S. Treasury Security (Cost $2,499,231)				2,524,414

CORPORATE BOND - 0.47%			Interest
		Par	Rate	Maturity Date
Industrials - 0.47%
	ErosSTX Global Corp.	$ 835,100	6.500%	10/15/2021	660,317

	Total Corporate Bond (Cost $1,148,728)				660,317

SHORT-TERM INVESTMENT - 24.18%
	Federated Hermes Treasury Obligations Fund -			Shares
	Institutional Class Shares, 0.01% §			34,322,305	34,322,305

	Total Short-Term Investment (Cost $34,322,305)				34,322,305

Investments, at Value (Cost $132,353,022) - 97.45%					138,305,981

Other Assets Less Liabilities - 2.55%					3,615,873

Net Assets - 100.00%					$141,921,854

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued

As of August 31, 2021

*	Non-income producing investment
§	Represents 7 day effective yield
α	Security for which market quotations are not readily available. The value of such security is less than $0, and it has been fair valued under procedures approved by the Fund's Board of Trustees.
†	All or a portion of security is segregated as collateral for options written. No options written held at FYE 8/31/21.
μ	All or a portion of the security is considered restricted. The total value is $15,526,962, or 10.94% of net assets.
€	Affiliated investment. As of 8/31/21, the Fund owns more than 5% of the outstanding shares of the company, making the security an affiliated investment.

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Common Stocks:
	Communication Services	9.65%	$13,691,904
	Consumer Discretionary	0.37%	530,449
	Consumer Staples	0.76%	1,075,341
	Energy	4.66%	6,612,205
	Financials	3.31%	4,696,564
	Health Care	20.65%	29,311,445
	Industrials	1.23%	1,744,094
	Information Technology	23.60%	33,494,968
	Materials	6.79%	9,641,975
	Warrant:
	Industrials	0.00%	-
	U.S. Treasury Security	1.78%	2,524,414
	Corporate Bond	0.47%	660,317
	Short-Term Investment	24.18%	34,322,305
	Other Assets Less Liabilities	2.55%	3,615,873
	Total Net Assets	100.00%	$141,921,854